                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04003

                      Van Kampen Government Securities Fund
               (Exact name of registrant as specified in charter)

  522 Fifth Avenue, New York, New York                                   10036
(Address of principal executive offices)                              (Zip code)

                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 9/30

Date of reporting period: 9/30/07

Item 1. Reports to Shareholders.

The Fund's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Government Securities Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of September 30, 2007.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE OR CLASS I SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 9/30/07

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the Lehman Brothers U.S. Government/Mortgage Index from 9/30/97 through 9/30/07. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                              VAN KAMPEN GOVERNMENT SECURITIES         LEHMAN BROTHERS U.S.
                                                                            FUND                    GOVERNMENT/MORTGAGE INDEX
                                                              --------------------------------      -------------------------
9/97                                                                        9529                              10000
                                                                            9819                              10296
                                                                            9949                              10457
                                                                           10140                              10695
9/98                                                                       10665                              11165
                                                                           10633                              11194
                                                                           10528                              11144
                                                                           10317                              11067
9/99                                                                       10376                              11154
                                                                           10311                              11134
                                                                           10588                              11408
                                                                           10754                              11623
9/00                                                                       11054                              11969
                                                                           11565                              12503
                                                                           11827                              12830
                                                                           11801                              12878
9/01                                                                       12388                              13501
                                                                           12357                              13467
                                                                           12342                              13494
                                                                           12849                              14025
9/02                                                                       13474                              14668
                                                                           13559                              14821
                                                                           13666                              14969
                                                                           13835                              15207
9/03                                                                       13755                              15186
                                                                           13731                              15225
                                                                           13966                              15593
                                                                           13756                              15273
9/04                                                                       14112                              15709
                                                                           14216                              15846
                                                                           14206                              15804
                                                                           14628                              16251
9/05                                                                       14548                              16161
                                                                           14650                              16263
                                                                           14516                              16183
                                                                           14526                              16185
9/06                                                                       14943                              16764
                                                                           15071                              16968
                                                                           15275                              17223
                                                                           15252                              17150
9/07                                                                       15664                              17682

                            A SHARES             B SHARES             C SHARES           I SHARES
                         since 7/16/84        since 12/20/91        since 3/10/93      since 8/12/05
----------------------------------------------------------------------------------------------------
                                   W/MAX                W/MAX                 W/MAX
                                   4.75%                4.00%                 1.00%
AVERAGE ANNUAL         W/O SALES   SALES    W/O SALES   SALES    W/O SALES    SALES      W/O SALES
TOTAL RETURNS           CHARGES    CHARGE    CHARGES    CHARGE    CHARGES    CHARGE       CHARGES

Since Inception           7.02%     6.80%      5.03%     5.03%      4.56%      4.56%        3.77%

10-year                   5.10      4.59       4.46      4.46       4.31       4.31           --

5-year                    3.06      2.06       2.30      2.04       2.30       2.30           --

1-year                    4.82     -0.13       4.05      0.09       4.06       3.07         5.09
----------------------------------------------------------------------------------------------------

30-day SEC Yield             4.41%                3.89%                 3.91%              4.89%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in year one and two and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect their conversion into Class A shares eight years after purchase. The since inception returns for Class C shares reflect their conversion into Class A shares ten years after purchase. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million and (iii) institutional clients with assets of at least $1 million. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. SEC yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. Yields are subject to change.

The Lehman Brothers U.S. Government/Mortgage Index is generally representative of U.S. government treasury securities and agency mortgage-backed securities. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Fund Report

FOR THE 12-MONTH PERIOD ENDED SEPTEMBER 30, 2007

MARKET CONDITIONS

Fears stemming from a residential housing downturn persisted throughout the 12-month period. Confronted with increasing delinquency rates on subprime loans, high-profile hedge fund collapses, and a series of subprime mortgage related credit downgrades, markets responded severely in the latter months of the reporting period. The impact was exacerbated by an influx of sellers looking to liquidate assets to help meet margin calls and capital withdrawals, which fueled concerns about the potential impact on the broader financial markets and economy and led to a flight to quality.

In August, the Federal Open Market Committee (the "Fed") lowered the discount rate by half a percent, from 6.25 percent to 5.75 percent, and began encouraging member banks to make greater use of the discount window without fear of such action being viewed negatively by the Fed. In September, the Fed cut the discount rate another 50 basis points and elected to cut the target federal funds rate by 50 basis points as well, bringing that rate to 4.75 percent. At that time, the Fed noted that while economic growth remained moderate, inflation risks remained and "the tightening of credit conditions has the potential to intensify the housing correction and to restrain economic growth."

U.S. Treasury yields fluctuated throughout the 12-month period, with the yield curve beginning the period relatively flat and ending the period steep. As the yield curve steepened, shorter dated U.S. Treasury yields experienced the greatest decline, while longer dated yields rose slightly. Within the U.S. government sector, Treasuries and agencies outperformed other investment-grade sectors.

The mortgage market was hit by the turmoil affecting residential housing, and especially by its spillover effects on secondary market activity, most notably in the non-agency mortgage area. Much of the growth in mortgage issuance over the past few years has been in the non-agency sector. This was driven by the development of a new array of loan types with payment and interest-rate features appealing to a broader set of borrowers than those available in the traditional agency space. While this helped fuel both the housing boom and a vibrant secondary market for these non-agency mortgages, the sub-prime meltdown cast a pall across the entire non-agency sector, with little regard for whether or not the securities or loans in question were subprime or prime. The result was a further reduction in mortgage market liquidity, as well as a sharp reduction in the availability of non-conforming mortgage loans to the general public.

PERFORMANCE ANALYSIS

All share classes of Van Kampen Government Securities Fund underperformed the Lehman Brothers U.S. Government/Mortgage Index for the 12 months ended September 30, 2007, assuming no deduction of applicable sales charges.

TOTAL RETURNS FOR THE 12-MONTH PERIOD ENDED SEPTEMBER 30, 2007

--------------------------------------------------------------------
                                              LEHMAN BROTHERS
                                              U.S. GOVERNMENT/
      CLASS A   CLASS B   CLASS C   CLASS I    MORTGAGE INDEX

       4.82%     4.05%     4.06%     5.09%         5.47%
--------------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

The primary contributor to the Fund's relative underperformance was its mortgage allocation. We maintained an underweight position to mortgage-backed securities relative to the Lehman Brothers U.S. Government/Mortgage Index, with a focus on high-coupon, slow-prepaying agency mortgage-backed issues and non-agency mortgages issued to high-quality borrowers. The underweight to mortgage securities was somewhat beneficial late in the period when the turmoil in the mortgage market and drying up of liquidity caused the performance of all mortgage sectors to deteriorate. However, mortgage securities had performed well up until that time and the negative effect of the Fund's underweight to the sector more than offset the benefits of the position late in the period. As a result, the Fund's holdings here dampened relative returns for the overall reporting period.

Throughout the period, we employed a defensive interest rate strategy by maintaining the portfolio's lower interest-rate sensitivity (as measured by duration). In March of this year, the position was adjusted to underweight longer dated issues and overweight intermediate dated issues. As the spread between intermediate and long dated yields widened and the curve steepened during the summer, relative performance benefited. Subsequently, in August, we further reduced the Fund's interest-rate sensitivity.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

COUPON DISTRIBUTION AS OF 9/30/07
Less than 6.0                                                    65.0%
6.0-6.9                                                          14.6
7.0-7.9                                                          12.8
8.0-8.9                                                           2.6
9.0-9.9                                                           3.5
10 or more                                                        1.5

ASSET ALLOCATION AS OF 9/30/07
U.S. Treasuries                                                  38.9%
FNMAs                                                            47.7
FHLMCs                                                            7.4
FHLBs                                                             3.8
GNMAs                                                             1.2
Other                                                            19.4
                                                                -----
Total Long-Term Investments                                     118.4
                                                                -----
Total Repurchase Agreements                                       5.5
United States Government Agency Obligations                       0.5
                                                                -----
Total Short-Term Investments                                      6.0
Purchased Option                                                  0.0*
                                                                -----
Total Investments                                               124.4
Liabilities in Excess of Other Assets                           (24.4)
                                                                -----
Net Assets                                                      100.0%

*   Amount is less than 0.1%

Subject to change daily. Coupon distribution is as a percentage of long-term investments. Asset Allocation are as a percentage of net assets. Provided for informational purposes only and should not be deemed as a recommendation to buy securities in the sectors shown above. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

AS A SHAREHOLDER OF THE FUND, YOU INCUR TWO TYPES OF COSTS: (1) TRANSACTION COSTS, INCLUDING SALES CHARGES (LOADS) ON PURCHASE PAYMENTS OF CLASS A SHARES AND CONTINGENT DEFERRED SALES CHARGES ON REDEMPTIONS OF CLASS B AND C SHARES; AND REDEMPTION FEES; AND (2) ONGOING COSTS, INCLUDING MANAGEMENT FEES; DISTRIBUTION AND SERVICE (12B-1) FEES; AND OTHER FUND EXPENSES. THIS EXAMPLE IS INTENDED TO HELP YOU UNDERSTAND YOUR ONGOING COST (IN DOLLARS) OF INVESTING IN THE FUND AND TO COMPARE THESE COSTS WITH THE ONGOING COSTS OF INVESTING IN OTHER MUTUAL FUNDS.

THE EXAMPLE IS BASED ON AN INVESTMENT OF $1,000 INVESTED AT THE BEGINNING OF THE PERIOD AND HELD FOR THE ENTIRE PERIOD 4/1/07 - 9/30/07.

ACTUAL EXPENSE

THE FIRST LINE OF THE TABLE BELOW PROVIDES INFORMATION ABOUT ACTUAL ACCOUNT VALUES AND ACTUAL EXPENSES. YOU MAY USE THE INFORMATION IN THIS LINE, TOGETHER WITH THE AMOUNT YOU INVESTED, TO ESTIMATE THE EXPENSES THAT YOU PAID OVER THE PERIOD. SIMPLY DIVIDE YOUR ACCOUNT VALUE BY $1,000 (FOR EXAMPLE, AN $8,600 ACCOUNT VALUE DIVIDED BY $1,000 = 8.6), THEN MULTIPLY THE RESULT BY THE NUMBER IN THE FIRST LINE UNDER THE HEADING ENTITLED "EXPENSES PAID DURING PERIOD" TO ESTIMATE THE EXPENSES YOU PAID ON YOUR ACCOUNT DURING THIS PERIOD.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

THE SECOND LINE OF THE TABLE BELOW PROVIDES INFORMATION ABOUT HYPOTHETICAL ACCOUNT VALUES AND HYPOTHETICAL EXPENSES BASED ON THE FUND'S ACTUAL EXPENSE RATIO AND AN ASSUMED RATE OF RETURN OF 5% PER YEAR BEFORE EXPENSES, WHICH IS NOT THE FUND'S ACTUAL RETURN. THE HYPOTHETICAL ACCOUNT VALUES AND EXPENSES MAY NOT BE USED TO ESTIMATE THE ACTUAL ENDING ACCOUNT BALANCE OR EXPENSES YOU PAID FOR THE PERIOD. YOU MAY USE THIS INFORMATION TO COMPARE THE ONGOING COST OF INVESTING IN THE FUND AND OTHER FUNDS. TO DO SO, COMPARE THIS 5% HYPOTHETICAL EXAMPLE WITH THE 5% HYPOTHETICAL EXAMPLES THAT APPEAR IN THE SHAREHOLDER REPORTS OF THE OTHER FUNDS.

PLEASE NOTE THAT THE EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT YOUR ONGOING COSTS ONLY AND DO NOT REFLECT ANY TRANSACTIONAL COSTS, SUCH AS SALES CHARGES (LOADS) OR CONTINGENT DEFERRED SALES CHARGES OR REDEMPTION FEES. THEREFORE, THE SECOND LINE OF THE TABLE IS USEFUL IN COMPARING ONGOING COSTS ONLY, AND WILL NOT HELP YOU DETERMINE THE RELATIVE TOTAL COSTS OF OWNING DIFFERENT FUNDS. IN ADDITION, IF THESE TRANSACTIONAL COSTS WERE INCLUDED, YOUR COSTS WOULD HAVE BEEN HIGHER.

                                                  BEGINNING         ENDING        EXPENSES PAID
                                                ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                ------------------------------------------------
                                                   4/1/07           9/30/07       4/1/07-9/30/07
Class A
  Actual......................................    $1,000.00        $1,025.44          $5.08
  Hypothetical................................     1,000.00         1,020.05           5.06
  (5% annual return before expenses)
Class B
  Actual......................................     1,000.00         1,021.62           8.92
  Hypothetical................................     1,000.00         1,016.24           8.90
  (5% annual return before expenses)
Class C
  Actual......................................     1,000.00         1,021.69           8.92
  Hypothetical................................     1,000.00         1,016.24           8.90
  (5% annual return before expenses)
Class I
  Actual......................................     1,000.00         1,025.73           3.81
  Hypothetical................................     1,000.00         1,021.31           3.80
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, 1.76%, 1.76% and 0.75% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.
 8

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the Fund's investment advisory agreement require that the investment advisory agreement between the Fund and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

At meetings held on April 17, 2007 and May 30, 2007, the Board of Trustees, and the independent trustees voting separately, considered and ultimately determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory agreement as being in the best interests of the Fund and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and Fund counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the investment advisory agreement review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the Fund. The Board of Trustees considered the investment advisory agreement over a period of several months and the trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the investment advisory agreement.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the Fund compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the Fund's shareholders, and the propriety of existing and alternative breakpoints in the Fund's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the Fund and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus historical and projected assets of the Fund. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the Fund. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the Fund. The trustees discuss with the investment adviser the resources available and used in managing the Fund and changes made in the Fund's portfolio management strategy over time. The Fund discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory agreement.

Performance, Fees and Expenses of the Fund. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the Fund compared to its peers and to appropriate benchmarks. In addition, the Board spends more focused time on the performance of the Fund and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The Fund discloses more information about its performance elsewhere in this report and in the Fund's prospectus. The trustees discuss with the investment adviser the level of advisory fees for this Fund relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the Fund's overall expense ratio. The Fund discloses more information about its fees and expenses in its prospectus. The Board has determined that the performance, fees and expenses of the Fund support its decision to approve the investment advisory agreement.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the Fund and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory agreement.

Economies of Scale. On a regular basis, the Board of Trustees considers the size and growth prospects of the Fund and how that relates to the Fund's expense ratio and particularly the Fund's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the Fund's portfolio and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the investment advisory agreement.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and its affiliates derived from its relationship with the Fund and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory agreement.

VAN KAMPEN GOVERNMENT SECURITIES FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007

PAR
AMOUNT
(000)      DESCRIPTION                          COUPON          MATURITY             VALUE
-----------------------------------------------------------------------------------------------
           UNITED STATES TREASURY OBLIGATIONS  38.9%
$79,100    United States Treasury Bonds........  5.250%         11/15/28         $   82,931,446
  8,000    United States Treasury Bonds........  6.125          08/15/29              9,335,008
 14,500    United States Treasury Bonds........  8.125          08/15/21             19,263,482
  1,000    United States Treasury Bonds........  8.750          05/15/17              1,317,344
  5,000    United States Treasury Bonds (a)....  8.750          08/15/20              6,877,345
 34,000    United States Treasury Bonds........  9.250          02/15/16             45,137,686
  7,000    United States Treasury Bonds........ 10.375          11/15/12              7,056,329
 11,000    United States Treasury Bonds........ 12.000          08/15/13             11,731,335
 54,565    United States Treasury Notes........  3.875          02/15/13             53,674,063
 39,000    United States Treasury Notes........  4.000          11/15/12             38,683,164
 95,000    United States Treasury Notes (b)....  4.250          11/15/14             94,116,880
 57,000    United States Treasury Notes........  4.750          05/15/14             58,300,341
                                                                                 --------------
TOTAL UNITED STATES TREASURY OBLIGATIONS......................................      428,424,423
                                                                                 --------------
           MORTGAGE BACKED SECURITIES  28.2%
    202    Federal Home Loan Mortgage Corp. ...  6.000    04/01/29 to 04/01/31          203,492
     42    Federal Home Loan Mortgage Corp. ...  6.500          03/01/26                 42,906
  8,953    Federal Home Loan Mortgage Corp. ...  7.500    03/01/20 to 06/01/34        9,364,667
    750    Federal Home Loan Mortgage Corp. ...  8.000    07/01/24 to 10/01/31          795,102
      0    Federal Home Loan Mortgage Corp. ... 11.000          02/01/14                     74
 13,650    Federal Home Loan Mortgage Corp.,
           November............................  6.500            TBA                13,899,006
  6,650    Federal National Mortgage
           Association.........................  3.920          01/01/08              6,614,586
 28,100    Federal National Mortgage
           Association.........................  5.500          05/01/37             27,528,283
  3,014    Federal National Mortgage
           Association.........................  6.000    02/01/09 to 02/01/18        3,060,205
 17,167    Federal National Mortgage
           Association.........................  6.500    12/01/07 to 01/01/34       17,602,198
 35,935    Federal National Mortgage
           Association.........................  7.000    08/01/14 to 06/01/35       37,346,155
 11,358    Federal National Mortgage
           Association.........................  7.500    01/01/08 to 12/01/32       11,878,745
  1,345    Federal National Mortgage
           Association.........................  8.000    10/01/24 to 04/01/32        1,418,785
     58    Federal National Mortgage
           Association (FHA/VA)................  8.500    01/01/22 to 09/01/24           61,692
     17    Federal National Mortgage
           Association......................... 11.500    05/01/15 to 03/01/19           19,138

 12                                            See Notes to Financial Statements

VAN KAMPEN GOVERNMENT SECURITIES FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 continued

PAR
AMOUNT
(000)      DESCRIPTION                          COUPON          MATURITY             VALUE
-----------------------------------------------------------------------------------------------
           MORTGAGE BACKED SECURITIES (CONTINUED)
$    94    Federal National Mortgage
           Association......................... 12.000%   03/01/13 to 01/01/16   $      104,586
 57,950    Federal National Mortgage
           Association, November...............  5.000            TBA                55,260,772
 28,050    Federal National Mortgage
           Association, November...............  5.500            TBA                27,458,313
  8,500    Federal National Mortgage
           Association, November...............  7.000            TBA                 8,765,625
 56,900    Federal National Mortgage
           Association, October................  5.500            TBA                55,735,314
 19,950    Federal National Mortgage
           Association, October................  6.500            TBA                20,314,706
  1,228    Government National Mortgage
           Association.........................  6.000          12/15/28              1,240,786
  2,112    Government National Mortgage
           Association.........................  6.500    06/15/23 to 02/15/29        2,167,384
  2,344    Government National Mortgage
           Association.........................  7.000    12/15/22 to 12/15/27        2,459,073
  2,307    Government National Mortgage
           Association.........................  7.500    04/15/17 to 08/15/28        2,422,286
  2,118    Government National Mortgage
           Association.........................  8.000    01/15/09 to 10/15/25        2,243,404
  1,211    Government National Mortgage
           Association.........................  8.500    06/15/08 to 12/15/21        1,304,640
    465    Government National Mortgage
           Association.........................  9.000    12/15/17 to 12/15/19          498,927
      4    Government National Mortgage
           Association......................... 11.000    01/15/10 to 11/15/20            4,831
    387    Government National Mortgage
           Association......................... 12.000    01/15/13 to 06/15/15          443,792
    154    Government National Mortgage
           Association......................... 12.500    05/15/10 to 06/15/15          174,357
    243    Government National Mortgage
           Association II...................... 6.0000          4/20/29                 245,182
                                                                                 --------------
TOTAL MORTGAGE BACKED SECURITIES 28.2%........................................      310,679,012
                                                                                 --------------
           COLLATERALIZED MORTGAGE OBLIGATIONS  28.0%
  5,717    American Home Mortgage Assets (c)...  5.361          09/25/46              5,639,782
  6,692    American Home Mortgage Assets (c)...  5.371          06/25/47              6,357,964
  3,395    American Home Mortgage Assets (c)...  5.431          06/25/47              3,265,337
  5,346    American Home Mortgage Investment
           Trust (c)...........................  5.371          05/25/47              5,226,544

See Notes to Financial Statements                                             13

VAN KAMPEN GOVERNMENT SECURITIES FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 continued

PAR
AMOUNT
(000)      DESCRIPTION                          COUPON          MATURITY             VALUE
-----------------------------------------------------------------------------------------------
           COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$ 5,695    Bear Stearns Mortgage Funding Trust
           (c).................................  5.291%         12/25/46         $    5,589,967
  5,830    Bear Stearns Mortgage Funding Trust
           (c).................................  5.341          01/25/37              5,665,775
  6,083    Bear Stearns Mortgage Funding Trust
           (c).................................  5.381          07/25/36              5,744,737
 19,999    Countrywide Alternative Loan Trust
           (d).................................  1.911          02/25/37                962,463
 55,578    Countrywide Alternative Loan Trust
           (d).................................  2.072          12/20/46              2,483,845
 25,286    Countrywide Alternative Loan Trust
           (d).................................  2.477          03/20/46              1,050,269
  4,728    Countrywide Alternative Loan Trust
           (c).................................  5.291          02/25/47              4,624,697
  5,093    Countrywide Alternative Loan Trust
           (c).................................  5.361          07/25/46              4,955,714
  4,519    Countrywide Alternative Loan Trust
           (c).................................  5.391          05/25/36              4,394,190
  4,500    Countrywide Alternative Loan Trust
           (c).................................  5.401          07/25/46              4,438,012
  6,281    Countrywide Home Loans (c)..........  5.431          04/25/46              6,171,327
  6,697    DSLA Mortgage Loan Trust (c)........  5.682          04/19/38              6,495,849
  5,411    DSLA Mortgage Loan Trust (c)........  5.923          04/19/47              5,384,520
  3,021    Federal Home Loan Mortgage Corp. (d)
           (e).................................  2.247          03/15/32                263,999
  4,549    Federal Home Loan Mortgage Corp.
           (REMIC) (c).........................  5.281          09/25/45              4,510,781
  8,421    Federal Home Loan Mortgage Corp. ...  5.500          04/15/27              8,467,398
  5,022    Federal Home Loan Mortgage Corp.
           (c).................................  6.352          03/15/34              5,031,005
  2,805    Federal Home Loan Mortgage Corp.
           (d).................................  6.500          05/15/33                641,493
  2,939    Federal Home Loan Mortgage Corp.
           (STRIPS) (d)........................  6.000          05/01/31                666,757
  2,688    Federal Home Loan Mortgage Corp.
           (STRIPS) (d)........................  6.500          04/01/28                634,107
  4,609    Federal National Mortgage
           Association (d) (e).................  1.269          07/25/34                220,320
  6,472    Federal National Mortgage
           Association (c).....................  4.791          11/25/28              6,502,451
 36,928    Federal National Mortgage
           Association (c).....................  5.191          12/25/36             36,605,963
  5,651    Federal National Mortgage
           Association (c).....................  5.331          05/25/35              5,618,429

 14                                            See Notes to Financial Statements

VAN KAMPEN GOVERNMENT SECURITIES FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 continued

PAR
AMOUNT
(000)      DESCRIPTION                          COUPON          MATURITY             VALUE
-----------------------------------------------------------------------------------------------
           COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$ 5,722    Federal National Mortgage
           Association.........................  5.500%         11/25/43         $    5,701,678
  5,927    Federal National Mortgage
           Association (d).....................  6.000    11/25/32 to 07/25/33          934,937
  6,157    Federal National Mortgage
           Association (c).....................  6.014          12/18/32              6,179,138
 20,250    Federal National Mortgage
           Association.........................  6.022          11/25/10             20,847,612
 13,016    Federal National Mortgage
           Association (d).....................  6.500    02/25/33 to 05/25/33        3,001,363
     92    Federal National Mortgage
           Association (REMIC) (c).............  5.606          03/25/09                 92,665
    510    Federal National Mortgage
           Association (REMIC) (d).............  6.000          08/25/32                 48,153
  2,504    Federal National Mortgage
           Association (REMIC) (d).............  7.000          04/25/33                571,159
  2,447    Government National Mortgage
           Association (REMIC) (d) (e).........  1.648          05/16/32                164,659
  2,561    Government National Mortgage
           Association (REMIC) (d) (e).........  2.247          05/16/32                193,356
 17,582    Greenpoint Mortgage Funding Trust
           (d).................................  1.708          06/25/45                486,244
 11,172    Greenpoint Mortgage Funding Trust
           (d).................................  2.354          10/25/45                246,143
 14,224    Greenpoint Mortgage Funding Trust
           (d).................................  2.394          08/25/45                406,696
  7,158    Greenpoint Mortgage Funding Trust
           (c).................................  5.361          01/25/37              6,933,588
     14    Harborview Mortgage Loan Trust
           (f).................................   *       03/19/37 to 07/19/47           10,528
 19,481    Harborview Mortgage Loan Trust (d)
           (g).................................  1.240          06/19/35                401,790
 20,707    Harborview Mortgage Loan Trust (d)
           (g).................................  1.533          05/19/35                433,555
 31,107    Harborview Mortgage Loan Trust (d)
           (g).................................  1.853          01/19/36                787,386
 24,479    Harborview Mortgage Loan Trust (d)
           (g).................................  1.892          03/19/37              1,032,705
 40,019    Harborview Mortgage Loan Trust (d)
           (g).................................  2.016          07/19/47              1,400,666
 12,866    Harborview Mortgage Loan Trust (d)
           (g).................................  2.077          01/19/36                365,880
  4,966    Harborview Mortgage Loan Trust
           (c).................................  5.311          04/19/38              4,809,698
  5,089    Harborview Mortgage Loan Trust
           (c).................................  5.399          08/21/36              4,983,331

See Notes to Financial Statements                                             15

VAN KAMPEN GOVERNMENT SECURITIES FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 continued

PAR
AMOUNT
(000)      DESCRIPTION                          COUPON          MATURITY             VALUE
-----------------------------------------------------------------------------------------------
           COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$ 5,440    Harborview Mortgage Loan Trust
           (c).................................  5.653%         03/19/38         $    5,308,511
  6,604    Harborview Mortgage Loan Trust
           (c).................................  5.682          11/19/36              6,465,056
  9,333    Harborview Mortgage Loan Trust
           (c).................................  6.983          01/19/36              9,356,268
 17,551    Indymac Index Mortgage Loan Trust
           (d) (g).............................  1.427          07/25/35                548,463
  4,563    Indymac Index Mortgage Loan Trust
           (c).................................  5.511          10/25/36              4,449,038
  3,792    Luminent Mortgage Trust (c).........  5.371          10/25/46              3,688,444
  5,665    Residential Accredit Loans, Inc.
           (c).................................  5.291          01/25/37              5,508,099
  5,806    Residential Accredit Loans, Inc.
           (c).................................  5.321          12/25/36              5,703,768
  5,473    Residential Accredit Loans, Inc.
           (c).................................  5.361          06/25/46              5,333,035
  7,515    Residential Accredit Loans, Inc.
           (c).................................  5.401          02/25/46              7,303,485
  2,302    Structured Asset Mortgage
           Investments, Inc. (c)...............  5.321          02/25/36              2,258,482
  8,592    Structured Asset Mortgage
           Investments, Inc. (c)...............  5.341          01/25/37              8,538,192
 13,629    Structured Asset Mortgage
           Investments, Inc. (c)...............  5.361    07/25/36 to 08/25/36       13,298,363
  8,872    Washington Mutual, Inc. (d).........  0.655          6/25/44                 141,395
 26,635    Washington Mutual, Inc. (d).........  0.848          10/25/44                441,144
 16,843    Washington Mutual, Inc. (d).........  1.226          7/25/44                 276,331
  7,370    Washington Mutual, Inc. (c).........  5.331          02/25/47              7,123,056
  3,421    Washington Mutual, Inc. (c).........  5.471          11/25/45              3,346,193
  3,179    Washington Mutual, Inc. (c).........  5.491          07/25/45              3,128,068
  3,966    Washington Mutual, Inc. (c).........  5.923          05/25/46              3,805,093
  4,678    Washington Mutual, Inc. (c).........  5.945          04/25/46              4,562,897
                                                                                 --------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS 28.0%...............................      308,230,006
                                                                                 --------------
           ADJUSTABLE RATE MORTGAGE BACKED SECURITIES  14.1%
  1,562    Federal Home Loan Mortgage Corp. ...  5.465          07/01/34              1,582,332
  3,115    Federal Home Loan Mortgage Corp. ...  6.116          08/01/34              3,176,845
  1,224    Federal National Mortgage
           Association.........................  4.331          10/01/34              1,249,653
  6,461    Federal National Mortgage
           Association.........................  4.337          02/01/34              6,438,607
  2,014    Federal National Mortgage
           Association.........................  4.497          10/01/34              2,030,213
  1,216    Federal National Mortgage
           Association.........................  4.659          09/01/34              1,232,315
  2,993    Federal National Mortgage
           Association.........................  5.138          12/01/32              3,039,898

 16                                            See Notes to Financial Statements

VAN KAMPEN GOVERNMENT SECURITIES FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 continued

PAR
AMOUNT
(000)      DESCRIPTION                          COUPON          MATURITY             VALUE
-----------------------------------------------------------------------------------------------
           ADJUSTABLE RATE MORTGAGE BACKED SECURITIES (CONTINUED)
$ 2,822    Federal National Mortgage
           Association.........................  5.258%         06/01/34         $    2,857,147
 11,229    Federal National Mortgage
           Association.........................  5.461          12/01/36             11,270,588
  1,472    Federal National Mortgage
           Association.........................  5.493          07/01/34              1,480,809
  3,611    Federal National Mortgage
           Association.........................  5.524          06/01/20              3,635,790
  5,352    Federal National Mortgage
           Association.........................  5.819          05/01/37              5,410,004
  1,622    Federal National Mortgage
           Association.........................  6.905          07/01/33              1,655,519
 18,823    Federal National Mortgage
           Association.........................  6.950    10/01/35 to 11/01/35       19,472,753
  9,810    Federal National Mortgage
           Association.........................  6.971          12/01/35             10,148,504
  8,147    Federal National Mortgage
           Association.........................  6.996          03/01/36              8,291,758
  7,970    Federal National Mortgage
           Association.........................  7.027          03/01/36              8,111,756
  4,946    Federal National Mortgage
           Association.........................  7.304          03/01/36              5,052,341
  5,038    Federal National Mortgage
           Association.........................  7.367          05/01/36              5,151,592
  5,716    Federal National Mortgage
           Association.........................  7.373          07/01/36              5,848,554
  7,775    Federal National Mortgage
           Association.........................  7.423          05/01/36              7,925,295
  7,669    Federal National Mortgage
           Association.........................  7.444          05/01/36              7,847,628
 10,525    Federal National Mortgage
           Association.........................  7.473          04/01/36             10,770,417
 16,657    Federal National Mortgage
           Association.........................  7.486          04/01/36             17,039,162
  3,848    Federal National Mortgage
           Association.........................  7.736          03/01/36              3,946,975
                                                                                 --------------
TOTAL ADJUSTABLE RATE MORTGAGE BACKED SECURITIES 14.1%........................      154,666,455
                                                                                 --------------
           UNITED STATES GOVERNMENT AGENCY OBLIGATIONS  8.9%
 43,000    Federal Home Loan Bank..............  3.000          04/15/09             42,101,042
 31,200    Federal Home Loan Mortgage Corp. ...  6.625          09/15/09             32,504,722

See Notes to Financial Statements                                             17

VAN KAMPEN GOVERNMENT SECURITIES FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 continued

PAR
AMOUNT
(000)      DESCRIPTION                          COUPON          MATURITY             VALUE
-----------------------------------------------------------------------------------------------
           UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)
$10,700    Federal National Mortgage
           Association.........................  7.125%         06/15/10         $   11,432,511
  9,155    Tennessee Valley Authority Ser G....  7.125          05/01/30             11,362,976
                                                                                 --------------
TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS  8.9%.......................       97,401,251
                                                                                 --------------
           ASSET BACKED SECURITIES  0.3%
  3,443    Federal National Mortgage
           Association (REMIC) (c).............  5.573          05/28/35              3,385,275
    311    Federal National Mortgage
           Association (REMIC) (c).............  5.582          05/28/35                310,494
                                                                                 --------------
TOTAL ASSET BACKED SECURITIES.................................................        3,695,769
                                                                                 --------------
TOTAL LONG-TERM INVESTMENTS  118.4%
  (Cost $1,307,266,384).......................................................    1,303,096,916
                                                                                 --------------

SHORT-TERM INVESTMENTS  6.0%
REPURCHASE AGREEMENTS  5.5%
Banc of America Securities ($19,948,155 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 5.10%, dated
  09/28/07, to be sold on 10/01/07 at $19,956,633)...........................    19,948,155
Citigroup Global Markets, Inc. ($17,731,693 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of 4.90%,
  dated 09/28/07, to be sold on 10/01/07 at $17,738,934).....................    17,731,693
State Street Bank & Trust Co. ($23,005,152 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of 4.55%,
  dated 09/28/07, to be sold on 10/01/07 at $23,013,875).....................    23,005,152
                                                                                -----------
TOTAL REPURCHASE AGREEMENTS..................................................    60,685,000
                                                                                -----------
UNITED STATES GOVERNMENT AGENCY OBLIGATIONS  0.5%
United States Treasury Bill ($5,700,000 par, yielding 5.048%, 01/10/08
  maturity)..................................................................     5,622,537
                                                                                -----------
TOTAL SHORT-TERM INVESTMENTS  6.0%
    (Cost $66,307,537).......................................................    66,307,537
                                                                                -----------

DESCRIPTION                  CONTRACTS   EXPIRATION DATE   EXERCISE PRICE       VALUE
------------------------------------------------------------------------------------------
PURCHASED OPTIONS  0.0%
90-day EuroDollar Futures
  Put, December, 2007
  (Cost $233,988)..........    1,319        12/21/07           94.750       $      140,144
                                                                            --------------
TOTAL INVESTMENTS  124.4%
  (Cost $1,373,807,909)..................................................    1,369,544,597
LIABILITIES IN EXCESS OF OTHER ASSETS  (24.4%)...........................     (269,103,136)
                                                                            --------------
NET ASSETS  100.0%.......................................................   $1,100,441,461
                                                                            ==============

 18                                            See Notes to Financial Statements

VAN KAMPEN GOVERNMENT SECURITIES FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 continued

Percentages are calculated as a percentage of net assets.

The obligations of certain United States Government sponsored entities are neither issued or guaranteed by the United States Treasury.

*   Zero coupon bond

(a) All or a portion of this security has been physically segregated in connection with open futures or swap contracts.

(b) Security purchased on a when-issued or delayed delivery basis.

(c) Floating Rate Coupon

(d) IO--Interest Only

(e) Inverse Floating Rate

(f) PO--Principal Only

(g) Variable Rate Coupon

FHA/VA--Federal Housing Administration/Department of Veterans Affairs

REMIC--Real Estate Mortgage Investment Conduits

STRIPS--Separate Trading of Registered Interest and Principal of Securities

TBA--To be announced, maturity date has not yet been established. Upon settlement and delivery of the mortgage pools, maturity dates will be assigned.

SWAP AGREEMENTS OUTSTANDING AS OF SEPTEMBER 30, 2007:

INTEREST RATE SWAPS

                                                PAY/
                                              RECEIVE                         NOTIONAL
                              FLOATING RATE   FLOATING   FIXED   EXPIRATION    AMOUNT    UPFRONT
        COUNTERPARTY              INDEX         RATE     RATE       DATE       (000)     PAYMENTS     VALUE
Citibank, N.A., New York....  USD LIBOR BBA    Pay       5.338%   05/24/17    $36,750       $0      $  895,233
Goldman Sachs Capital
 Markets, L.P. .............  USD LIBOR BBA    Pay       5.341    05/24/17     36,900        0         912,808
JP Morgan Chase Bank,
 N.A. ......................  USD LIBOR BBA    Pay       5.359    05/23/17     30,000        0         790,933
Citibank, N.A., New York....  USD LIBOR BBA    Pay       5.228    09/27/17     19,000        0          35,777
JP Morgan Chase Bank,
 N.A. ......................  USD LIBOR BBA    Pay       5.065    09/11/17     37,125        0        (447,981)
JP Morgan Chase Bank,
 N.A. ......................  USD LIBOR BBA    Pay       5.720    07/19/17     82,300        0       3,361,945
                                                                                         --------   ----------
                                                                                            $0      $5,548,715
                                                                                         ========   ==========

See Notes to Financial Statements                                             19

VAN KAMPEN GOVERNMENT SECURITIES FUND

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 continued

FUTURES CONTRACTS OUTSTANDING AS OF SEPTEMBER 30, 2007:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
LONG CONTRACTS:
U.S. Treasury Notes 2-Year Futures, December 2007
  (Current Notional Value of $207,047 per contract).........      507       $  264,434
U.S. Treasury Notes 5-Year Futures, December 2007
  (Current Notional Value of $107,031 per contract).........      437          226,405
SHORT CONTRACTS:
U.S. Treasury Bond Futures, December 2007
  (Current Notional Value of $111,344 per contract).........    1,052          610,610
U.S. Treasury Notes 10-Year Futures, December 2007
  (Current Notional Value of $109,281 per contract).........    1,686          215,136
                                                                -----       ----------
                                                                3,682       $1,316,585
                                                                =====       ==========

 20                                            See Notes to Financial Statements

VAN KAMPEN GOVERNMENT SECURITIES FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
September 30, 2007

ASSETS:
Total Investments (Cost $1,373,807,909).....................  $1,369,544,597
Cash........................................................             439
Receivables:
  Investments Sold..........................................      50,170,305
  Interest..................................................      10,184,444
  Fund Shares Sold..........................................         792,505
  Principal Paydowns........................................         726,302
  Variation Margin on Futures...............................         131,307
Swap Contracts..............................................       5,996,696
Other.......................................................         381,343
                                                              --------------
    Total Assets............................................   1,437,927,938
                                                              --------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     327,083,571
  Fund Shares Repurchased...................................       1,303,829
  Income Distributions......................................       1,047,735
  Distributor and Affiliates................................         531,427
  Investment Advisory Fee...................................         487,068
Swap Collateral.............................................       5,730,000
Trustees' Deferred Compensation and Retirement Plans........         491,498
Swap Contracts..............................................         447,981
Accrued Expenses............................................         363,368
                                                              --------------
    Total Liabilities.......................................     337,486,477
                                                              --------------
NET ASSETS..................................................  $1,100,441,461
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $1,250,018,245
Net Unrealized Appreciation.................................       2,601,988
Accumulated Undistributed Net Investment Income.............     (11,164,224)
Accumulated Net Realized Loss...............................    (141,014,548)
                                                              --------------
NET ASSETS..................................................  $1,100,441,461
                                                              ==============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $998,453,895 and 100,047,579 shares of
    beneficial interest issued and outstanding).............  $         9.98
    Maximum sales charge (4.75%* of offering price).........            0.50
                                                              --------------
    Maximum offering price to public........................  $        10.48
                                                              ==============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $63,539,876 and 6,385,380 shares of
    beneficial interest issued and outstanding).............  $         9.95
                                                              ==============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $22,556,719 and 2,274,291 shares of
    beneficial interest issued and outstanding).............  $         9.92
                                                              ==============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $15,890,971 and 1,593,286 shares of
    beneficial interest issued and outstanding).............  $         9.97
                                                              ==============

*   On sales of $100,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             21

VAN KAMPEN GOVERNMENT SECURITIES FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended September 30, 2007

INVESTMENT INCOME:
Interest....................................................  $61,923,960
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................    5,923,111
Distribution (12b-1) and Service Fees
  Class A...................................................    2,506,655
  Class B...................................................      689,509
  Class C...................................................      187,113
Transfer Agent Fees.........................................    1,649,846
Accounting and Administrative Expenses......................      225,055
Custody.....................................................      208,753
Reports to Shareholders.....................................      200,640
Professional Fees...........................................       72,773
Registration Fees...........................................       62,681
Trustees' Fees and Related Expenses.........................       57,093
Other.......................................................       66,123
                                                              -----------
    Total Expenses..........................................   11,849,352
    Less Credits Earned on Cash Balances....................       83,710
                                                              -----------
    Net Expenses............................................   11,765,642
                                                              -----------
NET INVESTMENT INCOME.......................................  $50,158,318
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ 1,769,440
  Swaps.....................................................   (1,185,031)
  Futures...................................................   (2,683,161)
                                                              -----------
Net Realized Loss...........................................   (2,098,752)
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................     (561,414)
                                                              -----------
  End of the Period:
    Investments.............................................   (4,263,312)
    Swaps...................................................    5,548,715
    Futures.................................................    1,316,585
                                                              -----------
                                                                2,601,988
                                                              -----------
Net Unrealized Appreciation During the Period...............    3,163,402
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $ 1,064,650
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $51,222,968
                                                              ===========

 22                                            See Notes to Financial Statements

VAN KAMPEN GOVERNMENT SECURITIES FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                          FOR THE               FOR THE
                                                         YEAR ENDED            YEAR ENDED
                                                     SEPTEMBER 30, 2007    SEPTEMBER 30, 2006
                                                     ----------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income..............................    $   50,158,318        $   47,552,915
Net Realized Loss..................................        (2,098,752)           (6,608,098)
Net Unrealized Appreciation/Depreciation During the
  Period...........................................         3,163,402           (11,259,473)
                                                       --------------        --------------
Change in Net Assets from Operations...............        51,222,968            29,685,344
                                                       --------------        --------------

Distributions from Net Investment Income:
  Class A Shares...................................       (57,408,021)          (48,231,116)
  Class B Shares...................................        (3,440,494)           (3,345,671)
  Class C Shares...................................          (935,521)             (755,605)
  Class I Shares...................................          (667,579)             (278,503)
                                                       --------------        --------------
Total Distributions................................       (62,451,615)          (52,610,895)
                                                       --------------        --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES.......................................       (11,228,647)          (22,925,551)
                                                       --------------        --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold..........................       167,148,139           118,680,647
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.....................................        48,357,543            39,662,648
Cost of Shares Repurchased.........................      (234,717,777)         (284,311,134)
                                                       --------------        --------------
NET CHANGE IN NET ASSETS FROM CAPITAL
  TRANSACTIONS.....................................       (19,212,095)         (125,967,839)
                                                       --------------        --------------
TOTAL DECREASE IN NET ASSETS.......................       (30,440,742)         (148,893,390)
NET ASSETS:
Beginning of the Period............................     1,130,882,203         1,279,775,593
                                                       --------------        --------------
End of the Period (Including accumulated
  undistributed net investment income of
  $(11,164,224) and $(5,752,375), respectively)....    $1,100,441,461        $1,130,882,203
                                                       ==============        ==============

See Notes to Financial Statements                                             23

VAN KAMPEN GOVERNMENT SECURITIES FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                        YEAR ENDED SEPTEMBER 30,
CLASS A SHARES                            -----------------------------------------------------
                                           2007      2006        2005        2004        2003
                                          -----------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD................................  $10.08   $  10.27    $  10.35    $  10.50    $  10.79
                                          ------   --------    --------    --------    --------
  Net Investment Income (a).............    0.46       0.41        0.34        0.31        0.32
  Net Realized and Unrealized
    Gain/Loss...........................    0.01      (0.14)      (0.03)      (0.05)      (0.10)
                                          ------   --------    --------    --------    --------
Total from Investment Operations........    0.47       0.27        0.31        0.26        0.22
Less Distributions from Net Investment
  Income................................    0.57       0.46        0.39        0.41        0.51
                                          ------   --------    --------    --------    --------
NET ASSET VALUE, END OF THE PERIOD......  $ 9.98   $  10.08    $  10.27    $  10.35    $  10.50
                                          ======   ========    ========    ========    ========

Total Return (b)........................   4.82%      2.72%       3.08%       2.60%       2.09%
Net Assets at End of the Period (In
  millions).............................  $998.5   $1,027.6    $1,133.1    $1,171.8    $1,323.8
Ratio of Expenses to Average Net Assets
  (c)...................................   1.02%      1.03%       1.03%       1.00%       0.99%
Ratio of Net Investment Income to
  Average Net Assets....................   4.61%      4.12%       3.25%       3.03%       3.04%
Portfolio Turnover......................    221%       191%        189%        268%        360%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charges of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended September 30, 2006.

 24                                            See Notes to Financial Statements

VAN KAMPEN GOVERNMENT SECURITIES FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                          YEAR ENDED SEPTEMBER 30,
CLASS B SHARES                                 ----------------------------------------------
                                                2007      2006      2005      2004      2003
                                               ----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.....  $10.05    $10.24    $10.31    $10.47    $10.76
                                               ------    ------    ------    ------    ------
  Net Investment Income (a)..................    0.38      0.33      0.25      0.23      0.24
  Net Realized and Unrealized Gain/Loss......    0.02     (0.14)    (0.00)    (0.05)    (0.10)
                                               ------    ------    ------    ------    ------
Total from Investment Operations.............    0.40      0.19      0.25      0.18      0.14
Less Distributions from Net Investment
  Income.....................................    0.50      0.38      0.32      0.34      0.43
                                               ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD...........  $ 9.95    $10.05    $10.24    $10.31    $10.47
                                               ======    ======    ======    ======    ======

Total Return (b).............................   4.05%     1.95%     2.42%     1.73%     1.36%
Net Assets at End of the Period (In
  millions)..................................  $ 63.5    $ 76.8    $118.3    $139.4    $192.1
Ratio of Expenses to Average Net Assets
  (c)........................................   1.78%     1.78%     1.78%     1.76%     1.75%
Ratio of Net Investment Income to Average Net
  Assets.....................................   3.85%     3.33%     2.48%     2.27%     2.28%
Portfolio Turnover...........................    221%      191%      189%      268%      360%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within the first and second years of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended September 30, 2006.

See Notes to Financial Statements                                             25

VAN KAMPEN GOVERNMENT SECURITIES FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                          YEAR ENDED SEPTEMBER 30,
CLASS C SHARES                                 ----------------------------------------------
                                                2007      2006      2005      2004      2003
                                               ----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.....  $10.02    $10.21    $10.28    $10.44    $10.73
                                               ------    ------    ------    ------    ------
  Net Investment Income (a)..................    0.38      0.34      0.25      0.23      0.24
  Net Realized and Unrealized Gain/Loss......    0.02     (0.15)    (0.00)    (0.05)    (0.10)
                                               ------    ------    ------    ------    ------
Total from Investment Operations.............    0.40      0.19      0.25      0.18      0.14
Less Distributions from Net Investment
  Income.....................................    0.50      0.38      0.32      0.34      0.43
                                               ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD...........  $ 9.92    $10.02    $10.21    $10.28    $10.44
                                               ======    ======    ======    ======    ======

Total Return (b).............................   4.06%     1.96%     2.42%     1.73%     1.36%
Net Assets at End of the Period (In
  millions)..................................  $ 22.6    $ 18.5    $ 22.3    $ 29.8    $ 43.1
Ratio of Expenses to Average Net Assets
  (c)........................................   1.78%     1.79%     1.78%     1.76%     1.75%
Ratio of Net Investment Income to Average Net
  Assets.....................................   3.85%     3.34%     2.48%     2.27%     2.28%
Portfolio Turnover...........................    221%      191%      189%      268%      360%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made with one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended September 30, 2006.

 26                                            See Notes to Financial Statements

VAN KAMPEN GOVERNMENT SECURITIES FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                          YEAR ENDED        AUGUST 12, 2005
                                                        SEPTEMBER 30,       (COMMENCEMENT OF
CLASS I SHARES                                         ----------------      OPERATIONS) TO
                                                        2007      2006     SEPTEMBER 30, 2005
                                                       --------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.............  $10.07    $10.26          $10.31
                                                       ------    ------          ------
  Net Investment Income (a)..........................    0.48      0.43            0.05
  Net Realized and Unrealized Gain/Loss..............    0.02     (0.14)          (0.05)
                                                       ------    ------          ------
Total from Investment Operations.....................    0.50      0.29             -0-
Less Distributions from Net
  Investment Income..................................    0.60      0.48            0.05
                                                       ------    ------          ------
NET ASSET VALUE, END OF THE PERIOD...................  $ 9.97    $10.07          $10.26
                                                       ======    ======          ======

Total Return (b).....................................   5.09%     2.97%           0.01%*
Net Assets at End of the Period (In millions)........  $ 15.9    $  8.0          $  6.1
Ratio of Expenses to Average Net Assets (c)..........   0.77%     0.78%           0.78%
Ratio of Net Investment Income to Average Net
  Assets.............................................   4.87%     4.41%           3.53%
Portfolio Turnover...................................    221%      191%            189%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended September 30, 2006.

See Notes to Financial Statements                                             27

VAN KAMPEN GOVERNMENT SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2007

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Government Securities Fund (the "Fund") is organized as a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek to provide high current return consistent with preservation of capital. The Fund commenced investment operations on July 16, 1984. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments are stated at value using market quotations or indications of value obtained from an independent pricing service based upon the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Options are valued at the last sale price. Interest rate swaps are valued using market quotations obtained from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security so purchased is subject to market fluctuations during this period. Purchasing securities on this basis involves a risk that the market value at the time of delivery may be lower than the agreed upon purchase price resulting in an unrealized loss. The Fund will segregate assets having an aggregate value at least equal to the amount of the when-issued, delayed delivery or forward purchase commitments until payment is made. At September 30, 2007, the Fund had $277,177,235 of when-issued, delayed delivery or forward purchase commitments.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make

VAN KAMPEN GOVERNMENT SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2007 continued

payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Discount is accreted and premium is amortized over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At September 30, 2007, the Fund had an accumulated capital loss carryforward for tax purposes of $126,157,443 which will expire according to the following schedule.

AMOUNT                                                              EXPIRATION
$66,309,011.................................................    September 30, 2008
 31,684,425.................................................    September 30, 2009
 12,354,204.................................................    September 30, 2013
  2,784,124.................................................    September 30, 2014
 13,025,679.................................................    September 30, 2015

    At September 30, 2007, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $1,389,699,662
                                                                ==============
Gross tax unrealized appreciation...........................    $    6,452,273
Gross tax unrealized depreciation...........................       (26,607,338)
                                                                --------------
Net tax unrealized depreciation on investments..............    $  (20,155,065)
                                                                ==============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term capital gains and a portion of futures gains are included in ordinary income for tax purposes.

VAN KAMPEN GOVERNMENT SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2007 continued

    The tax character of distributions paid during the years ended September 30, 2007 and 2006 were as follows:

                                                                 2007           2006
Distributions paid from:
  Ordinary income...........................................  $62,521,106    $52,418,252
  Long-term capital gain....................................          -0-            -0-
                                                              -----------    -----------
                                                              $62,521,106    $52,418,252
                                                              ===========    ===========

    Permanent differences, primarily due to recognition of gains/losses on paydowns of mortgage pool obligations and book to tax amortization differences, resulted in the following reclassifications among the Fund's components of net assets at September 30, 2007:

ACCUMULATED UNDISTRIBUTED     ACCUMULATED
  NET INVESTMENT INCOME    NET REALIZED LOSS  CAPITAL
       $6,881,448            $(6,881,448)       -0-

    As of September 30, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $1,808,235
Undistributed long-term capital gain........................           -0-

    The difference between book basis and tax basis undistributed net investment income is attributable primarily to the difference between book and tax amortization methods for premium.

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sales transactions, mark to market on open futures contracts, straddle positions, and post-October losses of $9,209,349 which are not recognized for tax purposes until the first day of the following fiscal year.

F. EXPENSE REDUCTIONS During the year ended September 30, 2007, the Fund's custody fee was reduced by $83,710 as a result of credits earned on cash balances.

VAN KAMPEN GOVERNMENT SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2007 continued

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee, payable monthly, as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $1 billion............................................       .540%
Next $1 billion.............................................       .515%
Next $1 billion.............................................       .490%
Next $1 billion.............................................       .440%
Next $1 billion.............................................       .390%
Next $1 billion.............................................       .340%
Next $1 billion.............................................       .290%
Over $7 billion.............................................       .240%

    For the year ended September 30, 2007, the Fund recognized expenses of approximately $29,400 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the year ended September 30, 2007, the Fund recognized expenses of approximately $67,700 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended September 30, 2007, the Fund recognized expenses of approximately $1,303,400 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $345,956 are included in "Other" assets on the Statement of Assets and Liabilities at September 30, 2007. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's

VAN KAMPEN GOVERNMENT SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2007 continued

years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended September 30, 2007, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $105,000 and contingent deferred sales charges (CDSC) on redeemed shares of approximately $110,200. Sales charges do not represent expenses of the Fund.

3. CAPITAL TRANSACTIONS

For the years ended September 30, 2007 and 2006, transactions were as follows:

                                            FOR THE                         FOR THE
                                           YEAR ENDED                      YEAR ENDED
                                       SEPTEMBER 30, 2007              SEPTEMBER 30, 2006
                                  ----------------------------    ----------------------------
                                    SHARES           VALUE          SHARES           VALUE
Sales:
  Class A.......................   13,258,584    $ 132,291,370      9,806,219    $  98,779,696
  Class B.......................    1,660,353       16,519,082      1,206,197       12,117,348
  Class C.......................      922,400        9,133,229        403,892        4,050,011
  Class I.......................      924,792        9,204,458        373,779        3,733,592
                                  -----------    -------------    -----------    -------------
Total Sales.....................   16,766,129    $ 167,148,139     11,790,087    $ 118,680,647
                                  ===========    =============    ===========    =============
Dividend Reinvestment:
  Class A.......................    4,414,675    $  44,075,799      3,563,521    $  35,878,952
  Class B.......................      307,554        3,062,270        289,315        2,906,845
  Class C.......................       76,077          754,864         59,772          598,718
  Class I.......................       46,574          464,610         27,632          278,133
                                  -----------    -------------    -----------    -------------
Total Dividend Reinvestment.....    4,844,880    $  48,357,543      3,940,240    $  39,662,648
                                  ===========    =============    ===========    =============
Repurchases:
  Class A.......................  (19,567,863)   $(195,312,808)   (21,789,796)   $(219,667,239)
  Class B.......................   (3,223,658)     (32,068,895)    (5,402,655)     (54,528,380)
  Class C.......................     (569,492)      (5,645,619)      (799,391)      (8,028,243)
  Class I.......................     (169,558)      (1,690,455)      (207,242)      (2,087,272)
                                  -----------    -------------    -----------    -------------
Total Repurchases...............  (23,530,571)   $(234,717,777)   (28,199,084)   $(284,311,134)
                                  ===========    =============    ===========    =============

4. REDEMPTION FEE

The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund and allocated on a pro rata basis to each class of shares. For the year ended September 30, 2007, the Fund received redemption fees of approximately $4,000 which are reported as part of "Cost of Shares Repurchased" on the Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments and U.S. Government securities, were $103,908,433 and $49,404,408, respectively. The cost of purchases and proceeds from sales of long-term U.S. Government

VAN KAMPEN GOVERNMENT SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2007 continued

securities, including paydowns on mortgage-backed securities, for the period were $2,713,690,054 and $2,477,639,946, respectively.

6. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio and to manage the portfolio's effective yield, maturity and duration. All of the Fund's holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when exercising an option contract or taking delivery of a security underlying a futures contract. In these instances, the recognition of gain or loss is postponed until the disposal of the securities underlying the option or futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    Summarized below are the specific types of derivative financial instruments used by the Fund.

A. FUTURES CONTRACTS A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in exchange traded futures contracts on U.S. Treasury Bonds or Notes and typically closes the contract prior to the delivery date. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the year ended September 30, 2007, were as follows:

                                                                CONTRACTS
Outstanding at September 30, 2006...........................       3,463
Futures Opened..............................................      25,631
Futures Closed..............................................     (25,412)
                                                                 -------
Outstanding at September 30, 2007...........................       3,682
                                                                 =======

B. INTEREST RATE SWAPS The Fund may enter into interest rate swaps primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps are contractual agreements to exchange periodic interest payment streams calculated on a predetermined notional principal amount. Interest rate swaps generally involve one party paying a fixed interest rate and the other party paying a variable rate. The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates

VAN KAMPEN GOVERNMENT SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2007 continued

specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund accrues the net amount with respect to each swap on a daily basis. This net amount is recorded within unrealized appreciation/depreciation on swap contracts. Upon cash settlement of the periodic payments, the net amount is recorded as realized gain/loss on swap contracts on the Statement of Operations. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. If there is a default by the counterparty, the Fund will have contractual remedies pursuant to the agreements related to the transaction. In addition, all counterparties are required to pledge collateral daily (based on the valuation of each swap) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain. Cash collateral, when received by the Fund, is recorded with an offsetting liability shown on the statement of Assets and Liabilities. Reciprocally, when the Fund has an unrealized loss on a swap contract, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Restricted cash, if any, for segregating purposes is shown on the Statement of Assets and Liabilities.

C. INVERSE FLOATING RATE SECURITIES An inverse floating rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security. These instruments are typically used by the Fund to enhance the yield of the portfolio. These instruments are identified in the Portfolio of Investments.

D. PURCHASED OPTION CONTRACTS An option contract gives the buyer the right, but not the obligation to buy (call) or sell (put) an underlying item at a fixed exercise (strike) price during a specified period. The Fund may purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. The risk associated with purchasing put and call options is limited to the premium paid. Purchased options are reported as part of "Total Investments" on the Statement of Assets and Liabilities. Premiums paid for purchasing options which expire are treated as realized losses.

7. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $33,456,400 and $1,775,500 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under

VAN KAMPEN GOVERNMENT SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2007 continued

the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for the fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the fund NAV calculations as late as the fund's last NAV calculation in the first required financial statement period. As a result, the Fund will incorporate FIN 48 in its semiannual report on March 31, 2008. The impact to the Fund's financial statements, if any, is currently being assessed.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

VAN KAMPEN GOVERNMENT SECURITIES FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Government Securities
Fund

    We have audited the accompanying statement of assets and liabilities, including the portfolio of investment, of Van Kampen Government Securities Fund (the "Fund") as of September 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Van Kampen Government Securities Fund at September 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
November 16, 2007

VAN KAMPEN GOVERNMENT SECURITIES FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
One Parkview Plaza - Suite 100
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN GOVERNMENT SECURITIES FUND

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (62)            Trustee      Trustee     Chairman and Chief             73       Trustee/Director/Managing
Blistex Inc.                               since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                       Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                    health care products                    Director of the Heartland
                                                       manufacturer.                           Alliance, a nonprofit
                                                                                               organization serving
                                                                                               human needs based in
                                                                                               Chicago. Board member of
                                                                                               the Illinois
                                                                                               Manufacturers'
                                                                                               Association.

Jerry D. Choate (69)          Trustee      Trustee     Prior to January 1999,         73       Trustee/Director/Managing
33971 Selva Road                           since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                              Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                   Allstate Corporation                    Director of H&R Block,
                                                       ("Allstate") and Allstate               Amgen Inc., a
                                                       Insurance Company. Prior                biotechnological company,
                                                       to January 1995,                        and Valero Energy
                                                       President and Chief                     Corporation, an
                                                       Executive Officer of                    independent refining
                                                       Allstate. Prior to August               company.
                                                       1994, various management
                                                       positions at Allstate.

VAN KAMPEN GOVERNMENT SECURITIES FUND
TRUSTEES AND OFfiCERS continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE


Rod Dammeyer (67)             Trustee      Trustee     President of CAC, L.L.C.,      73       Trustee/Director/Managing
CAC, L.L.C.                                since 2003  a private company                       General Partner of funds
4350 LaJolla Village Drive                             offering capital                        in the Fund Complex.
Suite 980                                              investment and management               Director of Quidel
San Diego, CA 92122-6223                               advisory services.                      Corporation, Stericycle,
                                                                                               Inc., Ventana Medical
                                                                                               Systems, Inc. and Trustee
                                                                                               of The Scripps Research
                                                                                               Institute. Prior to April
                                                                                               2007, Director of GATX
                                                                                               Corporation. Prior to
                                                                                               April 2004, Director of
                                                                                               TheraSense, Inc. Prior to
                                                                                               January 2004, Director of
                                                                                               TeleTech Holdings Inc.
                                                                                               and Arris Group, Inc.

Linda Hutton Heagy+ (59)      Trustee      Trustee     Managing Partner of            73       Trustee/Director/Managing
Heidrick & Struggles                       since 1995  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                 international executive                 in the Fund Complex.
Suite 7000                                             search firm. Prior to                   Trustee on the University
Chicago, IL 60606                                      1997, Partner of Ray &                  of Chicago Hospitals
                                                       Berndtson, Inc., an                     Board, Vice Chair of the
                                                       executive recruiting                    Board of the YMCA of
                                                       firm. Prior to 1995,                    Metropolitan Chicago and
                                                       Executive Vice President                a member of the Women's
                                                       of ABN AMRO, N.A., a bank               Board of the University
                                                       holding company. Prior to               of Chicago.
                                                       1990, Executive Vice
                                                       President of The Exchange
                                                       National Bank.

VAN KAMPEN GOVERNMENT SECURITIES FUND
TRUSTEES AND OFfiCERS continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

R. Craig Kennedy (55)         Trustee      Trustee     Director and President of      73       Trustee/Director/Managing
1744 R Street, NW                          since 1995  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                   of the United States, an                in the Fund Complex.
                                                       independent U.S.                        Director of First Solar,
                                                       foundation created to                   Inc.
                                                       deepen understanding,
                                                       promote collaboration and
                                                       stimulate exchanges of
                                                       practical experience
                                                       between Americans and
                                                       Europeans. Formerly,
                                                       advisor to the Dennis
                                                       Trading Group Inc., a
                                                       managed futures and
                                                       option company that
                                                       invests money for
                                                       individuals and
                                                       institutions. Prior to
                                                       1992, President and Chief
                                                       Executive Officer,
                                                       Director and member of
                                                       the Investment Committee
                                                       of the Joyce Foundation,
                                                       a private foundation.

Howard J Kerr (72)            Trustee      Trustee     Prior to 1998, President       73       Trustee/Director/Managing
14 Huron Trace                             since 2003  and Chief Executive                     General Partner of funds
Galena, IL 61036                                       Officer of Pocklington                  in the Fund Complex.
                                                       Corporation, Inc., an                   Director of the Lake
                                                       investment holding                      Forest Bank & Trust.
                                                       company.                                Director of the Marrow
                                                                                               Foundation.

Jack E. Nelson (71)           Trustee      Trustee     President of Nelson            73       Trustee/Director/Managing
423 Country Club Drive                     since 1995  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                  Services, Inc., a                       in the Fund Complex.
                                                       financial planning
                                                       company and registered
                                                       investment adviser in the
                                                       State of Florida.
                                                       President of Nelson Ivest
                                                       Brokerage Services Inc.,
                                                       a member of FINRA,
                                                       Securities Investors
                                                       Protection Corp. and the
                                                       Municipal Securities
                                                       Rulemaking Board.
                                                       President of Nelson Sales
                                                       and Services Corporation,
                                                       a marketing and services
                                                       company to support
                                                       affiliated companies.

VAN KAMPEN GOVERNMENT SECURITIES FUND
TRUSTEES AND OFfiCERS continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Hugo F. Sonnenschein (67)     Trustee      Trustee     President Emeritus and         73       Trustee/Director/Managing
1126 E. 59th Street                        since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                      University of Chicago and               in the Fund Complex.
                                                       the Adam Smith                          Trustee of the University
                                                       Distinguished Service                   of Rochester and a member
                                                       Professor in the                        of its investment
                                                       Department of Economics                 committee. Member of the
                                                       at the University of                    National Academy of
                                                       Chicago. Prior to July                  Sciences, the American
                                                       2000, President of the                  Philosophical Society and
                                                       University of Chicago.                  a fellow of the American
                                                                                               Academy of Arts and
                                                                                               Sciences.

VAN KAMPEN GOVERNMENT SECURITIES FUND
TRUSTEES AND OFfiCERS continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Suzanne H. Woolsey, Ph.D.     Trustee      Trustee     Chief Communications           73       Trustee/Director/Managing
(65)                                       since 1999  Officer of the National                 General Partner of funds
815 Cumberstone Road                                   Academy of                              in the Fund Complex.
Harwood, MD 20776                                      Sciences/National                       Director of Fluor Corp.,
                                                       Research Council, an                    an engineering,
                                                       independent, federally                  procurement and
                                                       chartered policy                        construction
                                                       institution, from 2001 to               organization, since
                                                       November 2003 and Chief                 January 2004. Director of
                                                       Operating Officer from                  Intelligent Medical
                                                       1993 to 2001. Prior to                  Devices, Inc., a symptom
                                                       1993, Executive Director                based diagnostic tool for
                                                       of the Commission on                    physicians and clinical
                                                       Behavioral and Social                   labs. Director of the
                                                       Sciences and Education at               Institute for Defense
                                                       the National Academy of                 Analyses, a federally
                                                       Sciences/National                       funded research and
                                                       Research Council. From                  development center,
                                                       1980 through 1989,                      Director of the German
                                                       Partner of Coopers &                    Marshall Fund of the
                                                       Lybrand.                                United States, Director
                                                                                               of the Rocky Mountain
                                                                                               Institute of Technology
                                                                                               and the Colorado College.

VAN KAMPEN GOVERNMENT SECURITIES FUND

TRUSTEES AND OFFICERS continued

INTERESTED TRUSTEE:*

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Wayne W. Whalen* (68)         Trustee      Trustee     Partner in the law firm        73       Trustee/Director/Managing
333 West Wacker Drive                      since 1995  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                      Meagher & Flom LLP, legal               in the Fund Complex.
                                                       counsel to funds in the                 Director of the Abraham
                                                       Fund Complex.                           Lincoln Presidential
                                                                                               Library Foundation.

+ As indicated above, Ms. Heagy is an employee of Heidrick and Struggles, an international executive search firm ("Heidrick"). Heidrick has been (and may continue to be) engaged by Morgan Stanley from time to time to perform executive searches. Such searches have been unrelated to Van Kampen's or Morgan Stanley's asset management businesses and have been done by professionals at Heidrick without any involvement by Ms. Heagy. Ethical wall procedures exist to ensure that Ms. Heagy will not have any involvement with any searches performed by Heidrick for Morgan Stanley. Ms. Heagy does not receive any compensation, directly or indirectly, for searches performed by Heidrick for Morgan Stanley. Ms. Heagy does own common shares of Heidrick (representing less than 1% of Heidrick's outstanding common shares).

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN GOVERNMENT SECURITIES FUND

TRUSTEES AND OFFICERS continued

OFFICERS:

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Ronald E. Robison (68)        President and            Officer     President of funds in the Fund Complex since September 2005
522 Fifth Avenue              Principal Executive      since 2003  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10036            Officer                              since May 2003. Managing Director of Van Kampen Advisors
                                                                   Inc. since June 2003. Director of Investor Services since
                                                                   September 2002. Director of the Adviser, Van Kampen
                                                                   Investments and Van Kampen Exchange Corp. since January
                                                                   2005. Managing Director of Morgan Stanley and Morgan Stanley
                                                                   & Co. Incorporated. Managing Director and Director of Morgan
                                                                   Stanley Investment Management Inc. Chief Administrative
                                                                   Officer, Managing Director and Director of Morgan Stanley
                                                                   Investment Advisors Inc. and Morgan Stanley Services Company
                                                                   Inc. Managing Director and Director of Morgan Stanley
                                                                   Distributors Inc. and Morgan Stanley Distribution Inc. Chief
                                                                   Executive Officer and Director of Morgan Stanley Trust.
                                                                   Executive Vice President and Principal Executive Officer of
                                                                   the Institutional and Retail Morgan Stanley Funds. Director
                                                                   of Morgan Stanley SICAV. Previously, Chief Global Operations
                                                                   Officer of Morgan Stanley Investment Management Inc. and
                                                                   Executive Vice President of funds in the Fund Complex from
                                                                   May 2003 to September 2005.

Dennis Shea (54)              Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
522 Fifth Avenue                                       since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
New York, NY 10036                                                 and Van Kampen Advisors Inc. Chief Investment Officer--
                                                                   Global Equity of the same entities since February 2006. Vice
                                                                   President of Morgan Stanley Institutional and Retail Funds
                                                                   since February 2006. Vice President of funds in the Fund
                                                                   Complex since March 2006. Previously, Managing Director and
                                                                   Director of Global Equity Research at Morgan Stanley from
                                                                   April 2000 to February 2006.

J. David Germany (53)         Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
20 Bank Street,                                        since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
Canary Wharf                                                       and Van Kampen Advisors Inc. Chief Investment Officer--
London, GBR E14 4AD                                                Global Fixed Income of the same entities since December
                                                                   2005. Managing Director and Director of Morgan Stanley
                                                                   Investment Management Ltd. Director of Morgan Stanley
                                                                   Investment Management (ACD) Limited since December 2003.
                                                                   Vice President of Morgan Stanley Institutional and Retail
                                                                   Funds since February 2006. Vice President of funds in the
                                                                   Fund Complex since March 2006.

VAN KAMPEN GOVERNMENT SECURITIES FUND
TRUSTEES AND OFfiCERS continued
                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS


Amy R. Doberman (45)          Vice President           Officer     Managing Director and General Counsel--U.S. Investment
522 Fifth Avenue                                       since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10036                                                 Management Inc., Morgan Stanley Investment Advisors Inc. and
                                                                   the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex since August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeltus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

Stefanie V. Chang (41)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management
522 Fifth Avenue              and Secretary            since 2003  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10036                                                 Complex.

John L. Sullivan (52)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza - Suite 100  Officer                  since 1996  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                         Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                   Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                   Investments, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management Inc.
                                                                   Prior to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

Stuart N. Schuldt (45)        Chief Financial Officer  Officer     Executive Director of Morgan Stanley Investment Management
1 Parkview Plaza - Suite 100  and Treasurer            since 2007  Inc. since June 2007. Chief Financial Officer and Treasurer
Oakbrook Terrace, IL 60181                                         of funds in the Fund Complex since June 2007. Prior to June
                                                                   2007, Senior Vice President of Northern Trust Company,
                                                                   Treasurer and Principal Financial Officer for Northern Trust
                                                                   U.S. mutual fund complex.

  Van Kampen Government Securities Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Government Securities Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Government Securities Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                                  1 Parkview Plaza - Suite 100
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2007 Van Kampen Funds Inc.
                                       All rights reserved. Member FINRA/SIPC.

                                                             29, 129, 229, 629
                                                                 GOVTANN 11/07
    (VAN KAMPEN INVESTMENTS LOGO)                           IU07-04509P-Y09/07

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c) Due to personnel changes at the Adviser, the list of covered officers set forth in Exhibit B was amended in November 2006 and June 2007 and the general counsel's designee set forth in Exhibit C was amended in October and December 2006. All three editions of Exhibit B and all three editions of Exhibit C are attached.

(d)  Not applicable.

(e)  Not applicable.

(f)

     (1)  The Fund's Code of Ethics is attached hereto as Exhibit 12(1).

     (2)  Not applicable.

     (3)  Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has three "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees : Rod Dammeyer, Jerry D. Choate and R. Craig Kennedy. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2007

                           REGISTRANT   COVERED ENTITIES(1)
                           ----------   -------------------
AUDIT FEES..............   $42,500               N/A
NON-AUDIT FEES
   AUDIT-RELATED FEES...   $     0          $781,800(2)
   TAX FEES.............   $ 3,100(3)       $ 59,185(4)
   ALL OTHER FEES.......   $     0          $ 74,100(5)
TOTAL NON-AUDIT FEES....   $ 3,100          $915,085
TOTAL...................   $45,600          $915,085

2006

                           REGISTRANT   COVERED ENTITIES(1)
                           ----------   -------------------
AUDIT FEES..............   $41,300                N/A
NON-AUDIT FEES
   AUDIT-RELATED FEES...   $     0         $  706,000(2)
   TAX FEES.............   $ 2,800(3)      $   79,422(4)
   ALL OTHER FEES.......   $     0         $  832,851(5)
TOTAL NON-AUDIT FEES....   $ 2,800         $1,618,273
TOTAL...................   $44,100         $1,618,273

N/A- Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

(3) Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant's tax.

(4) Tax Fees represent tax advice services provided to Covered Entities, including research and identification of PFIC entities.

(5) All Other Fees represent attestation services provided in connection with performance presentation standards and assistance with compliance policies and procedures.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                              JOINT AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                                VAN KAMPEN FUNDS

              AS ADOPTED JULY 23, 2003 AND AMENDED MAY 26, 2004(1)

1.   STATEMENT OF PRINCIPLES

     The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.(2)

     The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

     For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the Independent Auditors are best positioned to provide the most effective and efficient services, for reasons such as its familiarity with the Fund's business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Fund's ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

     The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine for each fiscal year, the appropriate ratio between the total amount of fees for Audit, Audit-related and Tax services for the Fund (including any Audit-related or Tax service fees for Covered Entities that were subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

     The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

     The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

----------
(1) This Joint Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), amended as of the date above, supercedes and replaces all prior versions that may have been amended from time to time.

(2) Terms used in this Policy and not otherwise defined herein shall have the meanings as defined in the Joint Audit Committee Charter.

     The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

2.   DELEGATION

     As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.   AUDIT SERVICES

     The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

     In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

     The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.   AUDIT-RELATED SERVICES

     Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or, to the extent they are Covered Services, the Covered Entities' financial statements, or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

     The Audit Committee has pre-approved the Audit-related services in Appendix
B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.   TAX SERVICES

     The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the Independent Auditors, that the Audit Committee has reviewed and believes would not impair the independence of the Independent Auditors, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the

Independent Auditors in connection with a transaction initially recommended by the Independent Auditors, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with Director of Tax or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

     Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services involving large and complex transactions not listed in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated), including tax services proposed to be provided by the Independent Auditors to any executive officer or trustee/director/managing general partner of the Fund, in his or her individual capacity, where such services are paid for by the Fund (generally applicable only to internally managed investment companies).

6.   ALL OTHER SERVICES

     The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

     The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     A list of the SEC's prohibited non-audit services is attached to this policy as Appendix B.5. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

7.   PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

     Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriate ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for Covered Entities subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

8.   PROCEDURES

     All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

     The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. A sample report is included as Appendix
B.7. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.   ADDITIONAL REQUIREMENTS

     The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.  COVERED ENTITIES

     Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

     -    Van Kampen Investments Inc.

     -    Van Kampen Asset Management

     -    Van Kampen Advisors Inc.

     -    Van Kampen Funds Inc.

     -    Van Kampen Investor Services Inc.

     -    Morgan Stanley Investment Management Inc.

     -    Morgan Stanley Trust Company

     -    Morgan Stanley Investment Management Ltd.

     -    Morgan Stanley Investment Management Company

     -    Morgan Stanley Asset & Investment Trust Management Company Ltd.

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (included herein).

(f)  Not applicable.

(g)  See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: R. Craig Kennedy, Jerry D. Choate, Rod Dammeyer.

(b) Not applicable.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Government Securities Fund


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 20, 2007


By: /s/ Stuart N. Schuldt
    ---------------------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: November 20, 2007